NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
First Mortgage Loans Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 2,907	$ 1,769
First Mortgage Loans Construction [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,907	1,769
First Mortgage Loans Construction [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	694
First Mortgage Loans Land Acquisition And Development [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	694
First Mortgage Loans Land Acquisition And Development [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	3,123	3,390
First Mortgage Loans Multifamily Dwellings [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	3,123	3,390
First Mortgage Loans Multifamily Dwellings [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	3,727	3,482
First Mortgage Loans Commercial [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	3,727	3,482
First Mortgage Loans Commercial [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
Commercial Loans [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	418	633
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	418	633
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable